Average Annual Total Returns	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.39%
Since Inception	2.73%
Inception Date	May 02, 2008
Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.02%
Since Inception	2.41%
Inception Date	May 02, 2008
Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.24%
Since Inception	1.77%
Inception Date	May 02, 2008
Return After Taxes on Distributions | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.64%
Since Inception	1.81%
Return After Taxes on Distributions | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.35%
Since Inception	1.57%
Return After Taxes on Distributions | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.54%
Since Inception	1.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	6.35%
Since Inception	1.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.40%
Since Inception	1.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.91%
Since Inception	1.15%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Since Inception	5.98%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Since Inception	5.98%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.21%
Since Inception	5.98%
Managed Payout Growth Focus Composite Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.72%
Since Inception	0.93%
Managed Payout Growth and Distribution Composite Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.67%
Since Inception	1.66%
Managed Payout Distribution Focus Composite Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.97%
Since Inception	2.62%
FTSE All-World Index | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	(0.29%)
FTSE All-World Index | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	(0.29%)
FTSE All-World Index | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.61%
Since Inception	(0.29%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Distribution Focus Fund | Vanguard Managed Payout Distribution Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Since Inception	(0.13%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth and Distribution Fu | Vanguard Managed Payout Growth and Distribution Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Since Inception	(0.13%)
MSCI ACWI Equity IMI | Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Since Inception	(0.13%)